Summary of significant accounting policies (Details Narrative)	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2019 USD ($)	Apr. 30, 2014 USD ($)	Jan. 31, 2014 USD ($)
Summary of significant accounting policies
Working capital	$ 60,000,000.0
Net assets and shareholders' surplus	$ 96,900,000
Description of biological assets	Biological assets mainly consist forest for future wood harvest and sales, of which the Company owned 27 forest right certificates with expiry dates ranging from August 2053 to December 2076 and with an aggregate area of 14.5 square miles. Biological assets are initially measured at cost and subsequently depreciated on a straight-line basis over its estimated useful lives, ranging from 30 to 54 years depending on the expiry dates of those 27 forest right certificates
Estimated useful life of land use right			50 years
Shipping and handling expenses	$ 0	$ 24,979	$ 65,881
Government subsidy income	81,896	97,366	$ 132,211
Government subsidies received, equipment of energy projects				$ 140,000	$ 140,000	$ 840,000
Unrecognized government grants	$ 0	$ 202,165
Maximum rate of VAT	13.00%
Effect of exchange rate on foreign currency translation	7.0176	7.2960
Average exchange rates	7.2043	7.0533	6.5728
Net cash used in operating activities	$ 2,400,000
Maximum insured amount deposit in bank	$ 71,249